Columbia Quality Income Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	2,778,846	2,794,091
Subordinated Series 2024-1PL Class C
04/25/2031	6.420%	1,858,423	1,874,830
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	375,154	376,262
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,250,000	4,303,981
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	22,000	1,762,765
Apidos CLO XXVIII(a),(d)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	6.255%	8,000,000	8,010,144
ARAIT(a),(d),(e)
Series 2025-1 Class A
30-day Average SOFR + 2.350% 03/29/2029	6.689%	5,600,000	5,600,000
Carlyle Global Market Strategies CLO Ltd.(a),(d)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	6.264%	6,750,000	6,758,235
Madison Park Funding XVIII Ltd.(a),(d)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	6.455%	17,075,000	17,102,747
MPOWER Education Trust(a)
Subordinated Series 2024-A Class B
07/22/2041	8.350%	3,000,000	3,040,162
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	560,769	566,541
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	3,550,001	3,575,887
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	3,099,526	3,103,649
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	440,086	434,286
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	1,246,012	1,254,971
Series 2023-3 Class A
12/16/2030	7.600%	634,414	635,902
Series 2023-8 Class A
06/16/2031	7.299%	901,229	914,037
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	1,537,701	1,536,148
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	2,707,891	2,720,326
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	3,772,229	3,777,262
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	3,999,966	4,062,684
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	2,599,333	2,642,713
Subordinated Series 2024-2 Class B
08/15/2031	6.611%	10,175,561	10,287,686
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	4,128,151	4,177,471
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,553,630	5,666,923
PAGAYA AI Debt Trust(a),(f)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	2,033,266	2,042,373
Palmer Square Loan Funding Ltd.(a),(d)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.314%	12,000,000	12,019,128
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,952,386	1,906,759
RR 1 LLC(a),(d)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	6.164%	7,800,000	7,808,650
Sound Point IV-R CLO Ltd.(a),(d)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	6.305%	10,000,000	10,031,330
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	547,462	550,576

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-1A Class A
04/15/2029	7.580%	1,172,181	1,179,791
Upstart Asset Trust II Series(a),(e),(g),(h)
Series 2025-1GS Class CERT
02/20/2030	0.000%	19,500	7,098,585
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	165,699	164,883
Upstart Securitization Trust(a)
Subordinated Series 2024-1 Class B
11/20/2034	6.240%	5,100,000	5,180,648
Total Asset-Backed Securities — Non-Agency (Cost $144,735,033)			144,962,426

Commercial Mortgage-Backed Securities - Agency 0.4%

Government National Mortgage Association(f),(i)
Series 2019-102 Class IB
03/16/2060	0.835%	12,514,114	621,157
Series 2019-118 Class IO
06/16/2061	0.758%	15,833,854	766,085
Series 2019-131 Class IO
07/16/2061	0.803%	24,429,685	1,401,467
Series 2019-134 Class IO
08/16/2061	0.644%	16,479,293	704,160
Series 2019-139 Class IO
11/16/2061	0.671%	17,335,103	749,887
Series 2020-19 Class IO
12/16/2061	0.719%	17,626,860	825,367
Series 2020-3 Class IO
02/16/2062	0.615%	18,572,396	730,215
Total Commercial Mortgage-Backed Securities - Agency (Cost $17,892,319)			5,798,338

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,700,000	2,642,281
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	1,622,777
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	750,732
Hilton USA Trust(a),(j)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	87,000
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,201,677	18,361,252
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(d)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.577%	3,700,000	3,681,492
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $44,137,380)			27,145,534

Residential Mortgage-Backed Securities - Agency 97.8%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	14,081,112	12,649,725
Fannie Mae REMICS(d),(i)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.734%	20,189,317	2,544,229
Fannie Mae REMICS(d),(e),(g)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.134%	19,000,000	19,000,000
Federal Home Loan Mortgage Corp.
06/01/2030	5.500%	693,987	702,943
05/01/2036- 11/01/2051	2.000%	24,738,386	20,437,304
06/01/2039- 12/01/2052	5.000%	18,429,290	18,579,719
03/01/2042- 05/01/2052	3.500%	41,914,267	38,900,195
11/01/2043- 08/01/2052	3.000%	47,104,707	41,849,285
08/01/2044- 12/01/2052	4.000%	30,046,076	28,486,934
02/01/2051	2.500%	19,652,358	16,695,710
09/01/2054	6.000%	11,565,468	11,848,205
Federal Home Loan Mortgage Corp.(k)
08/01/2041	4.500%	1,540,433	1,525,796
Federal Home Loan Mortgage Corp.(d),(i)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.497%	2,777,151	260,936
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.497%	3,851,806	399,856
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.447%	1,723,555	202,444
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	1.497%	3,527,100	401,295
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.844%	2,816,533	258,168
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	1.584%	6,522,042	839,930
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	1.384%	4,975,082	571,646
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.614%	10,806,809	1,532,021
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.584%	14,286,090	2,091,914
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.517%	3,623,116	366,751
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.547%	1,331,821	132,378
Federal Home Loan Mortgage Corp.(i)
CMO Series 304 Class C69
12/15/2042	4.000%	996,963	168,590
CMO Series 4139 Class CI
05/15/2042	3.500%	1,289,780	89,996
CMO Series 4147 Class CI
01/15/2041	3.500%	318,338	4,621
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4177 Class IY
03/15/2043	4.000%	2,947,012	430,154
CMO Series 4215 Class IL
07/15/2041	3.500%	182,982	5,267
Federal Home Loan Mortgage Corp.(f),(i)
CMO Series 4068 Class GI
09/15/2036	2.138%	1,706,575	169,963
CMO Series 4107 Class KS
06/15/2038	1.923%	1,500,771	81,439
Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	10,931,876	9,883,059
CMO Series 204763 Class ZW
08/15/2047	4.000%	12,012,852	11,376,023
Federal Home Loan Mortgage Corp. REMICS(d),(i)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	1.634%	22,114,752	2,917,378
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.547%	29,952,004	3,201,081
Federal Home Loan Mortgage Corp. REMICS(i)
CMO Series 5105 Class ID
05/25/2051	3.000%	18,593,725	3,124,646
Federal National Mortgage Association
11/01/2034- 05/01/2052	3.500%	41,182,298	38,395,790
02/01/2035- 09/01/2053	5.000%	42,931,950	42,756,886
03/01/2036- 11/01/2052	4.500%	52,542,943	51,346,959
06/01/2036- 03/01/2052	2.000%	145,415,199	118,589,117
09/01/2036	6.500%	858,818	896,404
01/01/2042	4.000%	1,303,590	1,259,326
11/01/2046- 06/01/2052	3.000%	65,094,718	57,702,973
12/01/2050- 05/01/2051	2.500%	35,182,832	29,803,811
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,053,366	3,717,221
Federal National Mortgage Association(k)
08/01/2052	4.000%	32,904,399	31,192,519

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d),(i)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 05/25/2035	1.614%	3,613,206	180,557
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2037	1.634%	3,356,064	272,026
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	1.634%	57,537	110
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.684%	5,952,422	698,257
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2047	1.484%	13,286,812	1,462,180
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	1.384%	7,408,727	789,293
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.534%	10,567,506	1,127,678
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	1.534%	9,607,415	1,086,083
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.684%	7,156,030	860,352
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	24,411,325	846,040
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.684%	5,319,220	635,740
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.584%	15,014,744	1,690,337
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.584%	9,930,828	1,284,514
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2050	1.484%	13,184,992	1,605,452
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.614%	15,235,982	2,250,889
Federal National Mortgage Association(f),(i)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,826,126	18
Federal National Mortgage Association(i)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	566,346	11,927
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,153,453	96,053
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,370,383	195,192
CMO Series 2013-16
01/25/2040	3.500%	220,970	1,459
CMO Series 2020-55 Class MI
08/25/2050	2.500%	17,918,455	2,826,884
CMO Series 417 Class C4
02/25/2043	3.500%	5,149,218	1,018,797
Federal National Mortgage Association REMICS(d),(i)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	1.684%	10,927,559	1,160,367
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-46 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/25/2052	1.648%	18,428,714	1,801,328
Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	8,424,375	7,747,871
Federal National Mortgage Association REMICS(i)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	13,524,640	2,284,249
CMO Series 2021-54 Class LI
04/25/2049	2.500%	18,996,795	2,530,620
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	4,517,279	3,749,144
Freddie Mac REMICS(d),(i)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	1.597%	20,517,136	2,232,422
Freddie Mac REMICS(d)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 06/25/2054	8.177%	9,000,000	9,198,150
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.177%	15,000,000	15,253,917
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	109,935	114,117
01/15/2039- 08/20/2040	5.000%	3,919,636	3,970,089
01/20/2051	2.000%	12,695,091	10,430,848
04/20/2051	2.500%	20,913,199	17,670,447
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	9,492,466	9,500,095
CMO Series 2024-80 Class DT
05/20/2064	3.000%	10,754,955	9,405,938
CMO Series 2024-80 Class PT
05/20/2064	3.500%	15,779,331	14,170,177
Government National Mortgage Association(k)
04/20/2048	4.500%	5,892,417	5,769,088
05/20/2051	2.500%	42,670,279	36,053,929
Government National Mortgage Association(i)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,832,767	247,739
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-131 Class EI
09/16/2039	4.000%	3,443,405	219,668
CMO Series 2015-175 Class AI
10/16/2038	3.500%	8,209,067	610,127
CMO Series 2020-138 Class IN
09/20/2050	2.500%	11,884,469	2,037,577
CMO Series 2020-191 Class TI
12/20/2050	2.500%	8,287,703	1,203,171
CMO Series 2020-191 Class UC
12/20/2050	4.000%	15,367,848	3,095,504
CMO Series 2021-1 Class IB
01/20/2051	2.500%	18,092,834	2,721,629
CMO Series 2021-111 Class AI
06/20/2051	2.500%	16,250,169	2,430,247
CMO Series 2021-119 Class LI
07/20/2051	3.000%	18,525,721	3,127,507
CMO Series 2021-122 Class HI
11/20/2050	2.500%	15,627,532	2,205,818
CMO Series 2021-142 Class IX
08/20/2051	2.500%	21,564,585	3,080,842
CMO Series 2021-146 Class IK
08/20/2051	3.500%	19,521,130	3,859,999
CMO Series 2021-158 Class VI
09/20/2051	3.000%	15,767,914	2,523,178
CMO Series 2021-159 Class IP
09/20/2051	3.000%	12,169,842	1,921,280
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	19,983,540	3,504,322
CMO Series 2021-27 Class IN
02/20/2051	2.500%	11,237,948	1,675,579
CMO Series 2021-67 Class GI
04/20/2051	3.000%	17,540,586	3,141,156
CMO Series 2021-8 Class BI
01/20/2051	2.500%	17,290,194	3,152,832
CMO Series 2021-8 Class IO
01/20/2051	3.000%	31,613,267	5,334,653
Government National Mortgage Association(d),(i)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	1.774%	8,740,967	1,093,001
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.774%	5,307,026	633,985

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.774%	6,503,011	826,090
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.774%	4,931,648	531,407
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.724%	3,110,728	366,100
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.724%	6,324,727	717,841
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	1.774%	6,128,414	854,449
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.774%	3,789,676	443,557
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.774%	4,323,926	507,417
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.774%	5,967,377	827,653
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.774%	5,102,865	548,542
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.674%	10,986,152	1,541,989
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986% Floor 0.400%, Cap 6.100% 09/20/2049	1.674%	6,501,892	668,387
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.624%	5,666,062	582,862
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.624%	6,050,764	784,048
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	1.674%	10,445,408	1,154,512
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	1.624%	13,941,410	1,998,677
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.674%	13,896,741	1,720,536
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.774%	10,179,543	1,288,813
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.824%	16,350,119	2,217,967
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.824%	11,557,228	1,579,003
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.624%	13,304,653	1,265,636
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	1.674%	10,100,573	1,446,654
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	17,044,018	2,387,287
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.874%	18,228,260	2,596,882
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	135,566,514	426,655
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.874%	19,737,238	2,607,467
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	1.624%	20,506,086	2,188,793
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	1.634%	17,834,471	1,702,557
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	1.704%	28,949,033	2,809,556
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	1.624%	24,703,636	2,312,569
CMO Series 2022-190 Class GS
-1.0 x 1-month Term SOFR + 6.150% Cap 6.150% 07/20/2049	1.724%	28,886,667	3,767,151
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	2.504%	23,540,903	2,597,981
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.624%	26,864,634	2,416,369
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.384%	14,595,970	1,064,700
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.624%	30,919,694	3,830,910
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.624%	22,446,091	2,418,481
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	1.804%	22,255,936	2,270,562
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.624%	21,865,659	2,706,894
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.004%	14,591,712	1,145,649
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	1.704%	14,656,025	1,038,928
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.054%	30,996,227	1,689,518

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.904%	13,772,801	2,080,547
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.054%	15,737,337	1,083,860
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.954%	18,738,252	2,879,033
Government National Mortgage Association(d)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	5.236%	2,206,830	2,081,051
Government National Mortgage Association TBA(l)
03/20/2055	3.000%	17,000,000	15,123,359
03/20/2055	4.500%	65,000,000	62,718,402
Uniform Mortgage-Backed Security TBA(l)
03/18/2040	2.500%	20,000,000	18,496,197
03/18/2040- 03/13/2054	3.000%	65,000,000	59,320,127
03/13/2055	2.000%	9,000,000	7,198,256
03/13/2055	3.500%	99,927,560	90,635,509
03/13/2055	4.000%	15,000,000	14,060,595
03/13/2055	4.500%	111,000,000	106,980,363
03/13/2055	5.000%	19,000,000	18,689,906
03/13/2055	5.500%	8,000,000	8,009,974
03/13/2055	6.000%	8,000,000	8,130,698
Total Residential Mortgage-Backed Securities - Agency (Cost $1,401,429,610)			1,328,531,981

Residential Mortgage-Backed Securities - Non-Agency 16.1%

A&D Mortgage Trust(a),(m)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	2,073,391	2,087,875
Antler Mortgage Trust(a),(f)
CMO Series 2024-RTL1
05/25/2026	9.487%	591,084	595,584
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,503,564
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	5,955,761	5,796,704
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-1 Class M1
03/25/2058	8.237%	6,144,000	6,241,320
CMO Series 2023-4 Class M1
09/25/2058	8.436%	5,480,320	5,631,515
CHNGE Mortgage Trust(a),(m)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	4,239,454	4,297,426
CMO Series 2023-4 Class A1
09/25/2058	7.573%	2,901,976	2,962,069
CIM Trust(a),(f)
CMO Series 2020-R3 Class A1B
01/26/2060	4.000%	8,500,000	7,496,968
CIM Trust(a),(m)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	1,142,481	1,139,151
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	2,062,403	2,057,460
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2009-11 Class 1A2
02/25/2037	6.824%	145,447	144,031
CMO Series 2014-A Class B2
01/25/2035	5.448%	419,823	416,096
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,293,939	2,233,120
Connecticut Avenue Securities Trust(a),(d)
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000% 01/25/2042	7.352%	10,000,000	10,286,256
CSMC Trust(a),(f)
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	4,702,580	3,997,264
FIGRE Trust(a),(f)
Subordinated CMO Series 2023-HE3 Class C
01/25/2042	7.310%	1,612,892	1,689,904
Freddie Mac STACR(d)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	2,302,706	2,298,789
Freddie Mac STACR REMIC Trust(a),(d)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.102%	4,000,000	4,440,911
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.852%	7,000,000	8,259,072
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.102%	4,500,000	4,740,956
GCAT Trust(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,383,882	1,311,463
CMO Series 2023-NQM4 Class A1
05/25/2067	4.250%	5,766,246	5,434,813
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,649,126	6,565,891
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	6,818,202	5,919,405
Legacy Mortgage Asset Trust(a),(m)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,570,169	3,586,023
LHOME Mortgage Trust(a),(m)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	10,000,000	10,095,046
Mello Mortgage Capital Acceptance(a),(m)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	2,789,000	2,606,723
New Residential Mortgage Loan Trust(a),(f),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.187%	6,643,229	309,582
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,590,928
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.991%	12,000,000	9,342,732
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	1,730,965	1,651,109
OBX Trust(a),(f)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	4,327,917
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	4,869,636	4,818,069
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.430%	6,000,000	5,933,821
Preston Ridge Partners Mortgage Trust(a),(m)
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,746,928
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRET LLC(a),(m)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	8,000,000	8,065,588
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	2,000,000	2,014,339
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	5,323,124	5,378,234
Pretium Mortgage Credit Partners(a),(m)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	2,117,159	2,117,561
PRKCM Trust(a),(f)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	3,867,829	3,566,136
PRPM LLC(a),(m)
CMO Series 2024-RCF1 Class A2
01/25/2054	4.000%	3,600,000	3,444,295
CMO Series 2024-RCF1 Class A3
01/25/2054	4.000%	2,700,000	2,555,935
RCO Mortgage LLC(a),(m)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	3,069,766	3,081,394
RUN Trust(a),(f)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.038%	5,000,000	4,161,630
Saluda Grade Alternative Mortgage Trust(a),(f)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	3,415,187	5,979,832
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	4,195,984
Stanwich Mortgage Loan Co. LLC(a),(m)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	355,315	355,186
Toorak Mortgage Trust(a),(f)
CMO Series 2024-RRTL1 Class M1
02/25/2039	9.162%	4,000,000	4,086,216
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,235,294	3,248,896
Vendee Mortgage Trust(f),(i)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	203,658	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	232,076	0
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	6,327,391
CMO Series 2023-INV1 Class M1
02/25/2068	7.515%	4,200,000	4,244,518

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	1,663,956	1,554,470
Vista Point Securitization Trust(a),(m)
CMO Series 2024-CES3 Class A3
01/25/2055	6.194%	5,000,000	5,071,593
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $210,888,451)			219,005,683

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $8,721,750)	5,137,502

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $2,778,250)	110,796

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(n),(o)	29,973,987	29,970,990
Total Money Market Funds (Cost $29,967,992)		29,970,990
Total Investments in Securities (Cost: $1,860,550,785)		1,760,663,250
Other Assets & Liabilities, Net		(401,749,458)
Net Assets		1,358,913,792
At February 28, 2025, securities and/or cash totaling $14,774,692 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	872	06/2026	USD	210,141,100	145,216	—
U.S. Treasury 5-Year Note	3,414	06/2025	USD	368,498,625	4,609,378	—
Total					4,754,594	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(872)	06/2025	USD	(208,653,250)	439,966	—
U.S. Long Bond	(581)	06/2025	USD	(68,612,469)	—	(1,884,844)
U.S. Treasury 10-Year Note	(3,760)	06/2025	USD	(417,712,500)	—	(3,052,148)
U.S. Treasury 2-Year Note	(1,418)	06/2025	USD	(293,481,688)	—	(1,542,554)
U.S. Treasury Ultra Bond	(4)	06/2025	USD	(496,500)	—	(17,571)
Total					439,966	(6,497,117)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	65,000,000	65,000,000	3.80	04/10/2025	1,995,500	715,331
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	90,000,000	90,000,000	3.60	05/08/2025	1,530,000	744,381
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.70	06/12/2025	995,000	722,315
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	25,000,000	25,000,000	3.25	08/19/2025	766,250	170,888
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	3.90	07/02/2025	300,000	409,712
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	4.00	05/07/2025	3,135,000	2,374,875
Total							8,721,750	5,137,502

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	25,000,000	25,000,000	4.50	04/25/2025	613,750	26,347
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	37,980
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	42,000,000	42,000,000	4.50	04/28/2025	987,000	46,469
Total							2,778,250	110,796

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	572,820	(1,667)	663,803	—	—	(92,650)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	15,000,000	(324,544)	—	—	—	(324,544)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	16.157	USD	5,000,000	(891,412)	1,667	—	(563,395)	—	(326,350)
Markit CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	5.874	USD	5,000,000	(652,939)	1,667	—	(648,407)	—	(2,865)
Markit CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.068	USD	3,000,000	(312,370)	1,000	—	(295,415)	—	(15,955)

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.157	USD	10,000,000	(1,782,822)	3,333	—	(1,465,983)	—	(313,506)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	21.794	USD	2,213,788	(281,588)	738	—	(107,682)	—	(173,168)
Total								(3,921,131)	8,405	—	(3,080,882)	—	(831,844)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $388,814,854, which represents 28.61% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2025 and is not reflective of the cash flow payments.

(d)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(e)	Valuation based on significant unobservable inputs.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2025.

(g)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $26,098,585, which represents 1.92% of total net assets.

(h)	Zero coupon bond.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Represents a security in default.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Represents a security purchased on a when-issued basis.
(m)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(n)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	38,059,462	406,130,271	(414,220,521)	1,778	29,970,990	20	1,961,448	29,973,987
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2025 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Quality Income Fund  | 2025

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3QT236_05_R01_(04/25)